Summary of Significant Accounting Policies - Schedule of Investment in Marketable Debt Securities (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Investment in Marketable Debt Securities [Line Items]
Investment in marketable debt securities	$ 2,275	$ 243,284
Fair Value, Inputs, Level 1 [Member]
Schedule of Investment in Marketable Debt Securities [Line Items]
Investment in marketable debt securities	$ 2,275	243,284
Fair Value, Inputs, Level 2 [Member]
Schedule of Investment in Marketable Debt Securities [Line Items]
Investment in marketable debt securities
Fair Value, Inputs, Level 3 [Member]
Schedule of Investment in Marketable Debt Securities [Line Items]
Investment in marketable debt securities